BASIS OF PRESENTATION (Details)	12 Months Ended
Dec. 31, 2020
Oniva Silver and Gold Mines S.A. de C.V (Member)
Statement [Line Items]
Subsidiary	Oniva Silver and Gold Mines S.A. de C.V.
Ownership Interest	100.00%
Jurisdiction	Mexico
Nature of Operations	Mexican administration
Promotora Avino, S.A. de C.V. (Member)
Statement [Line Items]
Subsidiary	Promotora Avino, S.A. de C.V. ("Promotora")
Ownership Interest	79.09%
Jurisdiction	Mexico
Nature of Operations	Holding company
Compania Minera Mexicana de Avino, S.A. de C.V. Direct (Member)
Statement [Line Items]
Subsidiary	Compania Minera Mexicana de Avino, S.A. de C.V. ("Avino Mexico")
Ownership Interest	98.45%
Jurisdiction	Mexico
Nature of Operations	Mining and exploration
Compania Minera Mexicana de Avino, S.A. de C.V. Indirect (Member)
Statement [Line Items]
Subsidiary	Compania Minera Mexicana de Avino, S.A. de C.V. ("Avino Mexico")
Ownership Interest	1.22%
Jurisdiction	Mexico
Nature of Operations	Mining and exploration
Compania Minera Mexicana de Avino, S.A. de C.V. Effective (Member)
Statement [Line Items]
Subsidiary	Compania Minera Mexicana de Avino, S.A. de C.V. ("Avino Mexico")
Ownership Interest	99.67%
Jurisdiction	Mexico
Nature of Operations	Mining and exploration
Nueva Vizcaya Mining, S.A. de C.V. (Member)
Statement [Line Items]
Subsidiary	Nueva Vizcaya Mining, S.A. de C.V.
Ownership Interest	100.00%
Jurisdiction	Mexico
Nature of Operations	Mexican administration